Consolidated Statement of Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total USD ($)	Common Stock Shares [Member]	Common Stock [Member] USD ($)	Preferred stock shares [Member]	Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Net Investment [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Defined Benefit Plans Adjustment [Member] USD ($)	Accumulated Translation Adjustment [Member] USD ($)	Treasury Stock [Member] USD ($)
Balance at beginning of period at Sep. 30, 2011	$ (1,434.7)		$ 0			$ 0	$ (1,438.3)	$ 0	$ 4.6	$ (1.0)	$ 0
Common Stock, Shares, Outstanding		32.7
Common Stock, Shares, Issued in Spinoff Transaction		34.4
Stock Repurchased During Period, Shares		1.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) earnings	49.9						13.3	36.6
Separation related adjustments	(191.0)						(182.8)		(7.2)	(1.0)
Reclassification of net investment to additional paid-in capital						1,268.8	(1,268.8)
Net transfer to/from Ralcorp							0
Issuance of Common Stock at Spin-off			0.3			(0.3)
Purchase of treasury stock	(53.4)										(53.4)
Proceeds from Issuance of common stock, net of issuance costs	0
Proceeds from issuance of preferred stock, net of issuance costs	0
Proceeds from issuance of equity component of tangible equity units, net of issuance costs	0
Stock-based compensation expense	4.1					4.1
Other comprehensive income (loss):
Net change in retirement benefits, net of tax	(13.6)								(13.6)
Foreign currency translation adjustments	0.8									0.8
Balance at end of period at Sep. 30, 2012	(1,231.5)		(0.3)			(1,272.6)	0	(36.6)	25.4	(0.8)	53.4
Preferred Stock, Shares Outstanding	2.4			2.4
Common Stock, Shares, Outstanding		32.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) earnings	15.2
Purchase of treasury stock											0
Preferred stock dividends declared	(4.2)							(4.2)
Proceeds from Issuance of common stock, net of issuance costs	0
Preferred stock issued	2.4			2.4
Proceeds from issuance of preferred stock, net of issuance costs	234.0					234.0
Proceeds from issuance of equity component of tangible equity units, net of issuance costs	0
Stock-based compensation expense	10.5					10.5
Activity under stock and deferred compensation plans	0.1					0.1
Other comprehensive income (loss):
Net change in retirement benefits, net of tax	14.4								14.4
Foreign currency translation adjustments	(2.9)									(2.9)
Balance at end of period at Sep. 30, 2013	(1,498.6)					(1,517.2)	0	(47.6)	11.0	2.1	53.4
Balance at beginning of period at Jun. 30, 2013
Preferred Stock, Shares Outstanding	2.4			2.4
Common Stock, Shares, Outstanding		32.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) earnings	(0.9)
Preferred stock issued	2.4			2.4
Balance at end of period at Sep. 30, 2013	(1,498.6)		(0.3)			(1,517.2)	0	(47.6)	11.0	2.1
Preferred Stock, Shares Outstanding	5.6			5.6
Common Stock, Shares, Outstanding		44.8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) earnings	(343.2)
Preferred stock dividends declared	(14.4)					(4.3)		(10.1)
Common Stock, Shares, Issued		12.1		3.2
Proceeds from Issuance of common stock, net of issuance costs	593.4		0.2			593.2
Preferred stock issued	5.6
Proceeds from issuance of preferred stock, net of issuance costs	310.2				0.1	310.1
Proceeds from issuance of equity component of tangible equity units, net of issuance costs	238.1					238.1
Stock-based compensation expense	14.5					14.5
Activity under stock and deferred compensation plans	0.5					0.5
Other comprehensive income (loss):
Net change in retirement benefits, net of tax	(10.4)								(10.4)
Foreign currency translation adjustments	(4.1)									(4.1)
Balance at end of period at Sep. 30, 2014	$ (2,283.2)		$ (0.5)		$ (0.1)	$ (2,669.3)	$ 0	$ 305.7	$ 21.4	$ 6.2	$ (53.4)